Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 300,058	¥ 370,852	¥ 405,009	¥ 517,626
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	13,223	40,778
Loans	252,434	263,468
Loans held for sale	42,254	52,159
Collateral dependent loans	210,180	211,309
Premises and equipment	11,800	15,243
Intangible assets	10,377	2,421
Goodwill	0	132,976
Other assets	27,048	169,978
Investments in equity method investees	11,880	153,850
Other	15,168	16,128
Total	314,882	624,864
Fair Value, Measurements, Nonrecurring | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Intangible assets	10,273
Fair Value, Measurements, Nonrecurring | Private Equity Funds
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	19,475	24,319
Unfunded commitments related to investment securities valued at net asset value	18,494	19,101
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	2,378	2,667
Loans held for sale	0	0
Collateral dependent loans	2,378	2,667
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	11,880	111,626
Investments in equity method investees	11,880	111,626
Other	0	0
Total	14,258	114,293
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	8,189	32,421
Loans	4,359	5,125
Loans held for sale	0	0
Collateral dependent loans	4,359	5,125
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	33,840
Investments in equity method investees	0	33,840
Other	0	0
Total	12,548	71,386
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	5,034	8,357
Loans	245,697	255,676
Loans held for sale	42,254	52,159
Collateral dependent loans	203,443	203,517
Premises and equipment	11,800	15,243
Intangible assets	10,377	2,421
Goodwill	0	132,976
Other assets	15,168	24,512
Investments in equity method investees	0	8,384
Other	15,168	16,128
Total	¥ 288,076	¥ 439,185